Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
Fair value of financial instruments
	December 31,2013		December 31, 2012
	BookValue	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$187,831	$187,831	$257,868	$257,868
Restricted cash	$2,041	$2,041	$24,704	$24,704
Accounts receivable, net	$86,219	$86,219	$85,721	$85,721
Investments in available-for-sale securities	$7,660	$7,660	$559	$559
Forward Freight Agreements, net	$—	$—	$1,275	$1,275
Long-term receivable from affiliate companies	$5,144	$5,144	$57,701	$57,701
Loan receivable from affiliate companies	$2,660	$2,660	$35,000	$35,000
Accounts payable	$(51,692)	$(51,692	$(63,921)	$(63,921)
Capital lease obligations, including current portion	$(23,759)	$(23,759)	$(25,112)	$(25,112)
2017 Notes and 2022 Notes including premium and net of discount	$(1,293,156)	$(1,326,897)	$(1,034,141)	$(973,940)
Long term debt, including current portion	$(218,093)	$(218,093)	$(324,071)	$(324,071)

Fair Value Measurements on a recurring basis
Fair Value Measurements as of December 31, 2013
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$ 7,660	$ 7,660	$ —	$ —
Total	$ 7,660	$ 7,660	$ —	$ —

Fair Value Measurements as of December 31, 2012
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$ 1,275	$ 1,275	$ —	$ —
Investments in available-for-sale securities	559	559	—	—
Total	$ 1,834	$ 1,834	$ —	$ —

Fair Value Measurements on a nonrecurring basis

Fair Value Measurements at December 31, 2013
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$ 187,831	$ 187,831	$ —	$ —
Restricted cash	$ 2,041	$ 2,041	$ —	$ —
Senior and ship mortgage notes, net of discount	$(1,326,897)	$ (1,326,897)	$ —	$ —
Capital lease obligations, including current portion(1)	$ (23,759)	$ —	$ (23,759)	$ —
Long-term debt, including current portion(1)	$ (218,093)	$ —	$ (218,093)	$ —
Due from related companies, long-term	$ 2,660	$ —	$ 2,660	$ —
Due from affiliate companies, long-term(2)	$ 5,144	$ —	$ 5,144	$ —

Fair Value Measurements at December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$ 257,868	$ 257,868	$ —	$ —
Restricted cash	$ 24,704	$ 24,704	$ —	$ —
Senior and ship mortgage notes, net of discount	$ (973,940)	$ (973,940)	$ —	$ —
Capital lease obligations, including current portion(1)	$ (25,112)	$ —	$ (25,112)	$ —
Long-term debt, including current portion(1)	$ (324,071)	$ —	$ (324,071)	$ —
Loan receivable from affiliate company(2)	$ 35,000	$ —	$ 35,000	$ —
Due from affiliate companies, long term(2)	$ 57,701	$ —	$ 57,701	$ —